Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 15, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 39,782	$ 39,782	$ 46,634	$ 27,561	$ 39,782	$ 46,634		$ 120,686
Prepaid expenses and other assets				1,768	1,417
Deferred tax asset, net				5,947	8,673
Total assets				682,023	643,161	577,426
Other borrowed money				7,000	9,000		$ 10,000
Accrued expenses and other liabilities				5,046	4,057
Total liabilities				606,104	573,516
Common stock				91	91
Additional paid-in capital				50,566	50,388
Retained earnings, subject to certain restrictions				86,886	80,536
Unearned employee stock ownership plan shares				(2,223)	(2,417)
Treasury stock, at cost 4,639,739 and 4,645,769 shares				(58,581)	(58,739)
Total stockholders' equity				75,919	69,645	76,013		85,675
Total liabilities and stockholders' equity				682,023	643,161
Interest income	27,349	21,453	20,613
Interest expense	(1,593)	(1,507)	(1,211)
Compensation and benefits	(79)	0	(1)
Occupancy	(4,041)	(3,722)	(3,691)
Data processing	(1,161)	(1,020)	(1,011)
Professional services	(1,257)	(1,108)	(1,216)
Income before income tax benefit	10,472	4,567	12,281
Income tax expense	4,122	1,611	4,902
Net income	6,350	2,956	7,379
Net income	6,350	2,956	7,379
Deferred income tax benefit (expense)	3,128	1,722	4,566
Earned ESOP shares priced above original cost	80	57	53
Amortization of restricted stock awards	177	447	240
Amortization of unearned ESOP shares	194	193	194
Increase in other assets	(323)	(239)	(444)
Increase (decrease) in other liabilities	999	302	(265)
Other, net	270	52	515
Net cash provided by operating activities	25,513	10,820	17,344
Net (increase) decrease in loans receivable	(89,570)	(80,447)	13,455
Net cash provided by investing activities	(50,365)	(31,864)	(12,425)
Redemption of preferred stock	0	(10,000)	(16,000)
Dividends paid to preferred stockholders	0	(225)	(5,964)
Net cash provided by financing activities	12,631	14,192	(78,971)
Cash and cash equivalents, beginning of year	39,782	46,634	120,686
Cash and cash equivalents, end of year	27,561	39,782	46,634
Parent Company [Member]
Cash and cash equivalents	3,314	2,564		3,314	2,564			$ 141
Investment in subsidiaries				78,108	74,565
Prepaid expenses and other assets				44	33
Deferred tax asset, net				756	1,000
Total assets				82,222	78,162
Other borrowed money				7,000	9,000
Accrued expenses and other liabilities				(697)	(483)
Total liabilities				6,303	8,517
Common stock				91	91
Additional paid-in capital				50,566	50,388
Retained earnings, subject to certain restrictions				86,886	80,536
Net unrealized losses on securities available for sale				(820)	(214)
Unearned employee stock ownership plan shares				(2,223)	(2,417)
Treasury stock, at cost 4,639,739 and 4,645,769 shares				(58,581)	(58,739)
Total stockholders' equity				75,919	69,645
Total liabilities and stockholders' equity				$ 82,222	$ 78,162
Interest income	0	1	1
Interest expense	(589)	(571)	0
Equity income of subsidiaries	7,148	3,629	7,644
Compensation and benefits	(264)	(269)	(233)
Occupancy	(30)	(30)	(24)
Data processing	(6)	(6)	(6)
Professional services	(138)	(119)	(165)
Other	(329)	(216)	(374)
Income before income tax benefit	5,792	2,419	6,843
Income tax expense	(558)	(537)	(536)
Net income	6,350	2,956	7,379
Net income	6,350	2,956	7,379
Equity income of subsidiaries	(7,148)	(3,629)	(7,644)
Deferred income tax benefit (expense)	244	22	(92)
Earned ESOP shares priced above original cost	80	57	53
Stock option compensation	79	0	1
Amortization of restricted stock awards	177	447	240
Amortization of unearned ESOP shares	194	193	194
Increase in other assets	(11)	(23)	69
Increase (decrease) in other liabilities	(214)	(692)	(420)
Other, net	(1)	1	0
Net cash provided by operating activities	(250)	(668)	(220)
Net (increase) decrease in loans receivable	0	900	100
Net cash provided by investing activities	0	900	100
Redemption of preferred stock	0	(10,000)	(16,000)
Dividends paid to preferred stockholders	0	(225)	(5,964)
Proceeds from borrowings	0	10,000	0
Repayments of borrowings	(2,000)	(1,000)	0
Dividends received from Bank	3,000	3,000	22,500
Net cash provided by financing activities	1,000	1,775	536
Increase in cash and cash equivalents	750	2,007	416
Cash and cash equivalents, beginning of year	2,564		141
Cash and cash equivalents, end of year	$ 3,314	$ 2,564